Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Schedule of other payables
As of December 31
2022	2021
$ millions	$ millions

Employees	368	414
Current tax liabilities	177	183
Governmental (mainly in respect of royalties)	168	103
Accrued expenses	98	75
Derivative instruments	44	3
Income received in advance	41	33
Others	111	101
	1,007	912